TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

NOTE 3 - TRADE AND OTHER RECEIVABLES

	December 31,
	2019	2018
	U.S. dollars in thousands
Trade receivables:
Open accounts	$8,996	$7,040
Checks receivable	37	22
	9,033	7,062
Less - allowance for doubtful accounts	493	270
	$8,540	$6,792
Presented in the statements of financial position as follows:
Under current assets	$8,384	$6,549
Under non-current assets	156	243
	$8,540	$6,792

	December 31,
	2019	2018
	U.S. dollars in thousands
Other receivables:
Institutions	$591	$181
Advances to suppliers	236	187
Employees	114	91
Prepaid expenses	411	556
Miscellaneous	52	3
	$1,404	$1,018

The Group’s exposure to credit risk, currency risk and impairment loss in respect of trade and other receivables is described in Note 21.